Shareholders' Equity (Tables)	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Summary of Preferred Share Issuances

The following table summarizes the Company’s preferred share issuances (the “Series”):

Preferred Share Offering	Date of Issuance	Number of Depositary Shares Issued and Outstanding (1)	Liquidation Preference	Underwriting Discounts	Net Proceeds
7.00% Series A fixed-to-floating rate cumulative redeemable perpetual preferred shares ("Series A Preferred Shares") (2)	April 2021	6,000,000	$150,000	$5,292	$144,708
6.25% Series B fixed rate cumulative redeemable perpetual preferred shares ("Series B Preferred Shares") (3)	August 2021	6,000,000	150,000	5,128	144,872
Total		12,000,000	$300,000	$10,420	$289,580

(1)	Each depositary share representing a 1/1,000th interest in a preferred share, $25,000 liquidation preference per share (equivalent to $25.00 per depositary share).
(2)	Series A Preferred Shares have no maturity date and are redeemable from June 15, 2026 by the Company.
(3)	Series B Preferred Shares have no maturity date and are redeemable from December 15, 2026 by the Company.

Summary of Company's Board of Directors Approved and Declared a Quarterly Preferred Cash Dividend

The Company’s board of directors approved and declared a quarterly preferred cash dividend during the three months ended March 31, 2022 on its issued and outstanding preferred shares, as follows:

		Series A Preferred Shares		Series B Preferred Shares
Record Date	Payment Date	Aggregate Payment	Per Depositary Share Payment (1)	Aggregate Payment	Per Depositary Share Payment (1)
March 4, 2022	March 15, 2022	$2,625	$0.44	$2,344	$0.39

(1)	Rounded to the nearest whole cent.